Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 20, 2012	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum
Loss Contingencies [Line Items]
Losses up to per occurrence related to product liability, automotive, workers' compensation and general liability		$ 250	$ 250
Occurrences in excess for purchased catastrophic coverage				250	250	40,000	40,000
Liability recorded for such risk insurance reserves		2,487	2,626
Aggregate vendors and insurers letters of credit related to product purchases and insurance coverage of product liability, workers' compensation and general liability		5,509	5,556
Group health claims up to annual stop loss limit per participant		200	200
Annual group health insurance claims in excess of expected claims		125.00%	125.00%
Liability recorded for such group health insurance reserves		2,102	2,045
Company agreed to pay Steelworks Hardware LLC in full settlement of all alleged claims and plaintiff legal fees	$ 1,635